JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 51.5%
Fixed Income — 12.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,627	55,013
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,209	94,825
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,904	40,441
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,919	15,027
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,936	15,062
JPMorgan High Yield Fund Class R6 Shares (a)	3,679	26,454
JPMorgan Income Fund Class R6 Shares (a)	813	7,715
JPMorgan Managed Income Fund Class L Shares (a)	101	1,017

Total Fixed Income		255,554

International Equity — 8.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,709	166,821

U.S. Equity — 30.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,316	623,215

TOTAL INVESTMENT COMPANIES (Cost $854,067)		1,045,590

EXCHANGE-TRADED FUNDS — 46.1%
Alternative Assets — 4.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,158	99,464

Fixed Income — 5.3%
JPMorgan High Yield Research Enhanced ETF (a)	1,031	53,154
JPMorgan U.S. Aggregate Bond ETF (a)	2,046	54,922

Total Fixed Income		108,076

International Equity — 24.5%
JPMorgan BetaBuilders International Equity ETF (a)	8,645	496,331

U.S. Equity — 11.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,173	100,558
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,090	70,302

JPMorgan U.S. Value Factor ETF (a)	1,791	61,506

Total U.S. Equity		232,366

TOTAL EXCHANGE-TRADED FUNDS (Cost $840,991)		936,237

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes
1.38%, 1/31/2022 (b) (Cost $8,383)	8,295	8,385

	Shares (000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $35,418)	35,418	35,418

Total Investments — 99.7% (Cost $1,738,859)		2,025,630
Other Assets Less Liabilities — 0.3%		6,157

Net Assets — 100.0%		2,031,787

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	335	06/2021	EUR	15,203	342
FTSE 100 Index	55	06/2021	GBP	5,064	(28)
Russell 2000 E-Mini Index	134	06/2021	USD	14,896	(842)
S&P 500 E-Mini Index	240	06/2021	USD	47,644	428
TOPIX Index	58	06/2021	JPY	10,288	232
					132
Short Contracts
Long Gilt	(164)	06/2021	GBP	(28,847)	30
U.S. Treasury 10 Year Note	(239)	06/2021	USD	(31,324)	171
					201

					333

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$936,237	$—	$—	$936,237
Investment Companies	1,045,590	—	—	1,045,590
U.S. Treasury Obligations	—	8,385	—	8,385
Short-Term Investments
Investment Companies	35,418	—	—	35,418

Total Investments in Securities	$2,017,245	$8,385	$—	$2,025,630

Appreciation in Other Financial Instruments
Futures Contracts	$1,203	$—	$—	$1,203
Depreciation in Other Financial Instruments
Futures Contracts	(870)	—	—	(870)

Total Net Appreciation/Depreciation in Other Financial Instruments	$333	$—	$—	$333

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$266,878	$205,309	$51,172	$619	$74,697	$496,331	8,645	$5,529	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	47,889	48,455	9,641	(594)	13,355	99,464	1,158	1,656	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	98,345	17,563	866	18,910	100,558	1,173	430	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	71,860	3,652	92	2,002	70,302	1,090	27	—
JPMorgan Core Bond Fund Class R6 Shares (a)	32,803	39,379	14,883	36	(2,322)	55,013	4,627	743	805
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	79,665	38,542	20,460	(190)	(2,732)	94,825	11,209	1,746	1,477
JPMorgan Corporate Bond Fund Class R6 Shares (a)	21,386	20,749	198	(4)	(1,492)	40,441	3,904	565	499
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,393	12,030	—	—	(396)	15,027	1,919	194	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,542	78,917	37,178	1,238	33,302	166,821	7,709	2,405	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,247	12,254	—	—	(439)	15,062	1,936	194	—
JPMorgan Equity Index Fund Class R6 Shares (a)	383,666	262,502	145,253	4,577	117,723	623,215	10,316	7,218	—
JPMorgan High Yield Fund Class R6 Shares (a)	31,180	48,421	57,223	223	3,853	26,454	3,679	1,688	—
JPMorgan High Yield Research Enhanced ETF (a)	—	61,496	7,925	(64)	(353)	53,154	1,031	257	—
JPMorgan Income Fund Class R6 Shares (a)	—	7,715	—	—	—	7,715	813	—	—
JPMorgan Managed Income Fund Class L Shares (a)	588	5,634	5,193	(10)	(2)	1,017	101	29	2
JPMorgan U.S. Aggregate Bond ETF (a)	4,370	52,197	—	—	(1,645)	54,922	2,046	165	29
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	39,297	777,916	781,795	—	—	35,418	35,418	14	—
JPMorgan U.S. Value Factor ETF (a)	—	61,607	—	—	(101)	61,506	1,791	67	—

Total	$1,004,904	$1,903,328	$1,152,136	$6,789	$254,360	$2,017,245		$22,927	$2,812

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.